Stockholders' Equity (Details Narrative) - USD ($)							1 Months Ended				12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Nov. 30, 2016	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2014
Issuance of common stock	$ 15,000	$ 75,000	$ 60,000									$ 1,000,000
Common stock, par value											538,628	350,357
Issuance of common stock, shares		470,000	210,000
Change in fair value liability for price adjustable warrants											$ 75,100
Warrant[Member]
Warrants to purchase, shares											300,000
Change in fair value liability for price adjustable warrants											$ 90,000
Prior warrant percent											80.00%
Percentage of no prior warrants											20.00%
Warrant exchange ratio description											Exchange ratio used in the Merger (10.510708),
Number of warrants outstanding, shares											24,466,783
Weighted average exercise price											$ 0.47
Warrant[Member] | Maximum [Member]
Issuance of common stock, shares											3,153,211
MiNA Therapeutics [Member]
Number of shares issued for equity components									470,000	210,000
Number of value issued for equity components									$ 75,000	$ 60,000
License Agreement [Member]
Number of shares issued for equity components							120,000
Number of value issued for equity components							$ 15,000
License Agreement [Member] | November 2016 [Member]
Number of shares issued for equity components								119,048
Number of value issued for equity components								$ 15,000
Asset Purchase Agreement [Member] | November 2016 [Member]
Issuance of common stock, shares											1,500,000
Series B Preferred Stock [Member]
Preferred stock designated, shares											1,000
Series A Preferred Stock [Member]
Preferred stock designated, shares											90,000
Series C Preferred Stock [Member]
Preferred stock designated, shares													1,200
Common stock, par value					$ 5,000
Common stock at a conversion price, per share					$ 0.75
Series C Preferred Stock [Member] | Investor [Member]
Conversion of stock, shares converted				90		90
Issuance of common stock, shares				600,000		600,000
Series D Preferred Stock [Member]
Preferred stock designated, shares					220
Series D Preferred Stock [Member] | Investor [Member]
Conversion of stock, shares converted				50						110
Issuance of common stock, shares				600,000						1,400,000
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Sale of stock, shares					220
Warrants to purchase, shares					3,440,000
Common stock exercise price, per share					$ 0.40
Payments to warrant purchase price					$ 1,100,000
Issuance of common stock					$ 10,000
Warrant reduction per share					$ 0.28
Common stock, par value					$ 5,000
Common stock at a conversion price, per share					$ 0.40
Issuance of common stock, shares					2,750,000
Common stock stated dividend rate					5.00%
Change in fair value liability for price adjustable warrants					$ 600,000
Debt beneficial conversion feature					$ 700,000